UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02679

DAVIS SERIES, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant's telephone number, including area code: 520-806-7600
Date of fiscal year end: December 31, 2017

Date of reporting period: September 30, 2017

ITEM 1. SCHEDULE OF INVESTMENTS

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND	September 30, 2017 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (87.70%)
CONSUMER DISCRETIONARY – (16.49%)
Automobiles & Components – (7.67%)
Adient PLC	306,981	$25,783,334
Delphi Automotive PLC	245,260	24,133,584
		49,916,918
Consumer Durables & Apparel – (0.91%)
Hunter Douglas N.V. (Netherlands)	71,580	5,940,642
Media – (1.38%)
Liberty Global PLC, Series C *	274,997	8,992,402
Retailing – (6.53%)
Amazon.com, Inc. *	31,982	30,745,896
JD.com Inc., Class A, ADR (China)*	257,558	9,838,715
Vipshop Holdings Ltd., Class A, ADR (China)*	211,462	1,858,751
		42,443,362
	Total Consumer Discretionary	107,293,324
ENERGY – (15.56%)
Apache Corp.	799,200	36,603,360
Cabot Oil & Gas Corp.	1,096,042	29,319,124
Concho Resources Inc. *	53,210	7,008,821
Encana Corp. (Canada)	2,400,862	28,282,154
	Total Energy	101,213,459
FINANCIALS – (14.78%)
Banks – (6.24%)
JPMorgan Chase & Co.	81,604	7,793,998
Wells Fargo & Co.	594,181	32,769,082
		40,563,080
Diversified Financials – (4.76%)
Consumer Finance – (2.07%)
Capital One Financial Corp.	159,500	13,503,270
Diversified Financial Services – (2.69%)
Berkshire Hathaway Inc., Class B *	95,343	17,478,279
		30,981,549
Insurance – (3.78%)
Multi-line Insurance – (2.32%)
Sul America S.A. (Brazil)	2,671,340	15,089,362
Property & Casualty Insurance – (1.46%)
Markel Corp. *	8,907	9,512,498
		24,601,860
	Total Financials	96,146,489
HEALTH CARE – (7.52%)
Health Care Equipment & Services – (7.52%)
Aetna Inc.	121,150	19,264,061
Diplomat Pharmacy, Inc. *	436,450	9,038,880
Express Scripts Holding Co. *	94,073	5,956,702
Quest Diagnostics Inc.	49,373	4,623,288
UnitedHealth Group Inc.	51,435	10,073,545
	Total Health Care	48,956,476
INDUSTRIALS – (12.23%)
Capital Goods – (9.49%)
Eaton Corp. PLC	213,157	16,368,326

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	September 30, 2017 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Capital Goods – (Continued)
Johnson Controls International PLC	305,015	$12,289,054
Safran S.A. (France)	102,250	10,446,215
United Technologies Corp.	194,956	22,630,493
		61,734,088
Transportation – (2.74%)
FedEx Corp.	48,030	10,834,607
ZTO Express (Cayman) Inc., Class A, ADR (China)*	500,695	7,029,758
		17,864,365
	Total Industrials	79,598,453
INFORMATION TECHNOLOGY – (19.61%)
Semiconductors & Semiconductor Equipment – (3.01%)
Applied Materials, Inc.	125,040	6,513,334
Intel Corp.	157,400	5,993,792
Texas Instruments Inc.	79,042	7,085,325
		19,592,451
Software & Services – (16.60%)
Alphabet Inc., Class A *	16,791	16,349,733
Alphabet Inc., Class C *	28,205	27,051,698
ANGI Homeservices Inc., Class A *	1,403,131	17,483,012
ASAC II L.P. *(a)	116,129	112,692
Facebook Inc., Class A *	82,313	14,064,822
Fang Holdings Ltd., Class A, ADR (China)*	1,869,162	7,570,106
Microsoft Corp.	75,399	5,616,471
Oracle Corp.	149,480	7,227,358
Quotient Technology Inc. *	438,753	6,866,484
SAP SE, ADR (Germany)	51,755	5,674,936
		108,017,312
	Total Information Technology	127,609,763
MATERIALS – (1.51%)
Axalta Coating Systems Ltd. *	339,900	9,829,908
	Total Materials	9,829,908
TOTAL COMMON STOCK – (Identified cost $412,084,717)		570,647,872
PREFERRED STOCK – (7.35%)
CONSUMER DISCRETIONARY – (7.35%)
Retailing – (7.35%)
Didi Chuxing Joint Co., Series A (China)*(a)	416,153	21,195,546
Didi Chuxing Joint Co., Series B (China)*(a)	52,649	2,681,524
Grab Inc., Series F (Singapore)*(a)	2,911,103	16,133,071
Grab Inc., Series G (Singapore)*(a)	1,406,824	7,796,492
	Total Consumer Discretionary	47,806,633
TOTAL PREFERRED STOCK – (Identified cost $36,055,318)		47,806,633

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	September 30, 2017 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (4.98%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 1.08%, 10/02/17, dated 09/29/17, repurchase value of $5,428,489 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 11/15/17-10/01/47, total market value $5,536,560)	$5,428,000	$5,428,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 1.05%, 10/02/17, dated 09/29/17, repurchase value of $3,079,269 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.307%-4.50%, 02/01/27-07/01/47, total market value $3,140,580)	3,079,000	3,079,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 1.08%, 10/02/17, dated 09/29/17, repurchase value of $17,372,563 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-5.50%, 04/01/27-09/20/47, total market value $17,718,420)	17,371,000	17,371,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 1.10%, 10/02/17, dated 09/29/17, repurchase value of $6,514,597 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 1.95%-5.00%, 02/01/18-10/01/47, total market value $6,644,280)	6,514,000	6,514,000
		TOTAL SHORT-TERM INVESTMENTS – (Identified cost $32,392,000)	32,392,000
	Total Investments – (100.03%) – (Identified cost $480,532,035) – (b)		650,846,505
	Liabilities Less Other Assets – (0.03%)		(187,420)
		Net Assets – (100.00%)	$650,659,085

ADR: American Depositary Receipt

*	Non-income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $47,919,325 or 7.36% of the Fund's net assets as of September 30, 2017.

(b)	Aggregate cost for federal income tax purposes is $485,339,420. At September 30, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation		$178,940,884
	Unrealized depreciation		(13,433,799)
		Net unrealized appreciation	$165,507,085

Please refer to "Notes to Schedule of Investments" on page 17 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND	September 30, 2017 (Unaudited)

	Principal	Value
MORTGAGES – (82.51%)
COLLATERALIZED MORTGAGE OBLIGATIONS – (66.75%)
Fannie Mae, 4.00%, 02/25/19	$66,446	$67,028
Fannie Mae, 3.50%, 10/25/20	303,262	308,150
Fannie Mae, 1.5844% (1 month LIBOR + 35), 07/25/37 (a)	50,216	50,140
Fannie Mae, 3.00%, 04/25/41	2,119,808	2,160,064
Freddie Mac, 4.50%, 07/15/18	30,361	30,621
Freddie Mac, 4.00%, 01/15/26	502,915	523,808
Freddie Mac, 4.00%, 06/15/26	586,209	626,142
Freddie Mac, 2.00%, 06/15/28	1,610,694	1,603,537
Freddie Mac, 4.00%, 12/15/39	1,426,163	1,500,439
Freddie Mac, 2.00%, 11/15/40	1,231,728	1,218,861
Freddie Mac, 3.00%, 03/15/43	1,298,899	1,317,087
Freddie Mac Multifamily Structured Pass-Through, 2.699%, 05/25/18	1,596,547	1,602,342
Freddie Mac Multifamily Structured Pass-Through, 5.085%, 03/25/19	2,000,000	2,075,140
Freddie Mac Multifamily Structured Pass-Through, 2.566%, 09/25/20	2,000,000	2,028,620
Freddie Mac Multifamily Structured Pass-Through, 2.689%, 12/25/24	935,045	941,282
Ginnie Mae, 6.9329%, 06/20/31	1,340,829	1,469,292
Ginnie Mae, 3.00%, 09/16/34	328,729	328,825
Ginnie Mae, 3.50%, 07/20/36	40,579	40,703
Ginnie Mae, 3.00%, 12/20/37	213,566	215,004
Ginnie Mae, 4.00%, 11/20/38	167,640	172,279
Ginnie Mae, 3.50%, 08/20/39	354,529	362,908
Ginnie Mae, 4.00%, 09/20/39	121,011	127,414
Ginnie Mae, 1.45%, 10/16/40	1,881,292	1,836,554
Ginnie Mae, 2.00%, 07/20/62	1,477,229	1,470,257
Ginnie Mae, 1.4939% (1 month LIBOR + 27), 01/20/67 (a)	1,535,225	1,534,463
	Total Collateralized Mortgage Obligations	23,610,960
FANNIE MAE POOLS – (8.65%)
4.50%, 03/01/18, Pool No. AJ0354	22,730	22,850
3.74%, 05/01/18, Pool No. 467626	2,888,497	2,921,708
6.50%, 07/01/32, Pool No. 635069	30,338	31,601
6.00%, 09/01/37, Pool No. 888796	75,078	84,729
	Total Fannie Mae Pools	3,060,888
GINNIE MAE POOLS – (7.11%)
4.659%, 01/20/63, Pool No. AC0942	602,919	651,452
4.70%, 01/20/63, Pool No. AC0934	1,725,704	1,865,685
	Total Ginnie Mae Pools	2,517,137
TOTAL MORTGAGES – (Identified cost $29,201,580)		29,188,985
OTHER AGENCIES – (0.03%)
Housing Urban Development, 6.00%, 08/01/20	10,000	10,154
TOTAL OTHER AGENCIES – (Identified cost $10,000)		10,154

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND - (CONTINUED)	September 30, 2017 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (17.44%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 1.08%, 10/02/17, dated 09/29/17, repurchase value of $1,034,093 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 11/15/17-10/01/47, total market value $1,054,680)	$1,034,000	$1,034,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 1.05%, 10/02/17, dated 09/29/17, repurchase value of $586,051 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.307%-4.50%, 02/01/27-07/01/47, total market value $597,720)	586,000	586,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 1.08%, 10/02/17, dated 09/29/17, repurchase value of $3,308,298 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-9.00%, 10/15/21-09/15/47, total market value $3,374,160)	3,308,000	3,308,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 1.10%, 10/02/17, dated 09/29/17, repurchase value of $1,241,114 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 1.59%-6.00%, 09/14/20-09/01/47, total market value $1,265,820)	1,241,000	1,241,000
		TOTAL SHORT-TERM INVESTMENTS – (Identified cost $6,169,000)	6,169,000
	Total Investments – (99.98%) – (Identified cost $35,380,580) – (b)		35,368,139
	Other Assets Less Liabilities – (0.02%)		5,839
		Net Assets – (100.00%)	$35,373,978

(a)	The interest rates on floating rate securities, shown as of September 30, 2017, may change daily or less frequently and are based on a published reference rate and basis point spread.

(b)	Aggregate cost for federal income tax purposes is $35,380,580. At September 30, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation		$141,067
	Unrealized depreciation		(153,508)
		Net unrealized depreciation	$(12,441)

Please refer to "Notes to Schedule of Investments" on page 17 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT MONEY MARKET FUND	September 30, 2017 (Unaudited)

	Principal	Value
FANNIE MAE – (3.07%)
1.2406% (1 month LIBOR + 1), 10/05/17 (a)	$4,255,000	$4,255,027
2.20%, 10/27/17	575,000	575,471
0.875%, 12/20/17	1,624,000	1,623,411
TOTAL FANNIE MAE – (Identified cost $6,453,909)		6,453,909
FEDERAL FARM CREDIT BANK – (22.38%)
Discount Note, 1.1484%, 02/13/18 (b)	9,000,000	8,962,200
1.3617% (1 month LIBOR + 13), 10/06/17 (a)	2,100,000	2,100,061
1.2461% (1 month LIBOR + 1), 10/13/17 (a)	13,154,000	13,154,316
1.2467% (1 month LIBOR + 1), 11/27/17 (a)	7,885,000	7,885,922
0.90%, 12/11/17	500,000	500,011
1.34%, 12/29/17	1,700,000	1,701,227
1.2717% (1 month LIBOR + 4), 01/02/18 (a)	4,400,000	4,401,945
1.2522% (1 month LIBOR + 2), 01/08/18 (a)	510,000	510,227
1.28% (1 month LIBOR + 4.5), 04/09/18 (a)	1,300,000	1,301,209
1.2844% (1 month LIBOR + 5), 04/16/18 (a)	1,050,000	1,051,034
1.3114% (3 month LIBOR + 0), 05/09/18 (a)	3,000,000	3,003,563
1.3717% (1 month LIBOR + 14), 07/06/18 (a)	2,500,000	2,505,203
TOTAL FEDERAL FARM CREDIT BANK – (Identified cost $47,076,918)		47,076,918
FEDERAL HOME LOAN BANK – (23.84%)
1.244% (3 month LIBOR – 7), 10/25/17 (a)	1,130,000	1,130,172
1.00%, 11/17/17	2,000,000	1,999,682
1.166% (1 month LIBOR – 7), 11/22/17 (a)	5,000,000	4,999,967
1.302% (1 month LIBOR + 7), 12/05/17 (a)	1,555,000	1,555,227
1.301% (1 month LIBOR + 7), 12/07/17 (a)	6,645,000	6,646,607
1.25%, 12/19/17	2,000,000	2,000,894
1.269% (3 month LIBOR – 3.5), 01/08/18 (a)	1,805,000	1,805,906
1.101% (3 month LIBOR – 21), 02/01/18 (a)	5,000,000	5,000,218
1.157% (3 month LIBOR – 16), 02/26/18 (a)	5,000,000	5,001,611
1.154% (3 month LIBOR – 16.25), 03/01/18 (a)	5,000,000	5,000,881
1.00%, 03/09/18	3,000,000	2,999,085
1.091% (1 month LIBOR – 14), 04/06/18 (a)	7,000,000	6,999,772
1.072% (1 month LIBOR – 16.5), 04/27/18 (a)	5,000,000	5,000,000
TOTAL FEDERAL HOME LOAN BANK – (Identified cost $50,140,022)		50,140,022
FREDDIE MAC – (7.01%)
0.72%, 10/27/17	4,265,000	4,264,830
1.2761% (1 month LIBOR + 4), 11/13/17 (a)	885,000	885,116
5.125%, 11/17/17	7,555,000	7,595,466
1.05%, 02/27/18	2,000,000	1,998,766
TOTAL FREDDIE MAC – (Identified cost $14,744,178)		14,744,178
U.S. GOVERNMENT & OTHER AGENCIES – (7.59%)
FICO Strip, 1.2964%, 10/06/17 (b)	1,250,000	1,249,775
FICO Strip, 1.231%, 11/30/17 (b)	3,250,000	3,243,492
FICO Strip, 1.3132%, 05/11/18 (b)	1,500,000	1,488,136

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT MONEY MARKET FUND - (CONTINUED)	September 30, 2017 (Unaudited)

		Principal	Value
U.S. GOVERNMENT & OTHER AGENCIES – (CONTINUED)
	U.S. Treasury Bill, 1.2912%, 10/05/17 (b)	$10,000,000	$9,998,566
		TOTAL U.S. GOVERNMENT & OTHER AGENCIES – (Identified cost $15,979,969)	15,979,969
REPURCHASE AGREEMENTS – (36.07%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 1.08%, 10/02/17, dated 09/29/17, repurchase value of $12,714,144 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 11/15/17-10/01/47, total market value $12,967,260)	12,713,000	12,713,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 1.05%, 10/02/17, dated 09/29/17, repurchase value of $7,210,631 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.307%-4.50%, 02/01/27-07/01/47, total market value $7,354,200)	7,210,000	7,210,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 1.08%, 10/02/17, dated 09/29/17, repurchase value of $40,685,661 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-5.00%, 08/01/28-08/01/47, total market value $41,495,640)	40,682,000	40,682,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 1.10%, 10/02/17, dated 09/29/17, repurchase value of $15,257,398 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 1.59%-7.50%, 09/14/20-10/01/47, total market value $15,561,120)	15,256,000	15,256,000
		TOTAL REPURCHASE AGREEMENTS – (Identified cost $75,861,000)	75,861,000
	Total Investments – (99.96%) – (Identified cost $210,255,996) – (c)		210,255,996
	Other Assets Less Liabilities – (0.04%)		79,252
		Net Assets – (100.00%)	$210,335,248

(a)
The interest rates on floating rate securities, shown as of September 30, 2017, may change daily or less frequently and are based on a published reference rate and basis point spread. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities' variable rates.

(b)	Zero coupon bonds reflect the effective yield on the date of purchase.

(c)	Aggregate cost for federal income tax purposes is $210,255,996.

Please refer to "Notes to Schedule of Investments" on page 17 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND	September 30, 2017 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (89.60%)
FINANCIALS – (86.33%)
Banks – (17.95%)
DBS Group Holdings Ltd. (Singapore)	1,599,617	$24,552,343
ICICI Bank Ltd., ADR (India)	544,161	4,658,018
JPMorgan Chase & Co.	622,544	59,459,178
PNC Financial Services Group, Inc.	230,386	31,049,121
U.S. Bancorp	937,968	50,265,705
Wells Fargo & Co.	1,020,239	56,266,181
		226,250,546
Diversified Financials – (45.70%)
Capital Markets – (23.12%)
Bank of New York Mellon Corp.	1,125,801	59,689,969
Brookfield Asset Management Inc., Class A (Canada)	533,463	22,032,022
Charles Schwab Corp.	613,968	26,854,960
Goldman Sachs Group, Inc.	191,655	45,458,649
Julius Baer Group Ltd. (Switzerland)	419,124	24,800,749
KKR & Co. L.P.	1,809,600	36,789,168
Moody's Corp.	139,915	19,477,567
S&P Global Inc.	133,493	20,866,291
State Street Corp.	370,533	35,400,723
		291,370,098
Consumer Finance – (11.73%)
American Express Co.	837,082	75,722,438
Capital One Financial Corp.	851,541	72,091,461
		147,813,899
Diversified Financial Services – (10.85%)
Berkshire Hathaway Inc., Class A *	299	82,147,260
Visa Inc., Class A	518,022	54,516,635
		136,663,895
		575,847,892
Insurance – (22.68%)
Insurance Brokers – (2.55%)
Marsh & McLennan Cos, Inc.	383,186	32,114,819
Multi-line Insurance – (5.27%)
American International Group, Inc.	266,780	16,377,624
Loews Corp.	1,045,346	50,030,260
		66,407,884
Property & Casualty Insurance – (9.07%)
Chubb Ltd.	325,348	46,378,357
Markel Corp. *	63,561	67,881,877
Trisura Group Ltd. (Canada)*	3,138	66,836
		114,327,070
Reinsurance – (5.79%)
Alleghany Corp. *	59,950	33,212,899
Everest Re Group, Ltd.	173,781	39,689,843
		72,902,742
		285,752,515
	Total Financials	1,087,850,953

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND - (CONTINUED)	September 30, 2017 (Unaudited)

		Shares/Units/ Principal	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (0.02%)
Capital Goods – (0.02%)
	Brookfield Business Partners L.P. (Canada)	10,097	$299,376
		Total Industrials	299,376
INFORMATION TECHNOLOGY – (3.25%)
Software & Services – (3.25%)
	Alphabet Inc., Class A *	13,984	13,616,500
	Alphabet Inc., Class C *	21,442	20,565,237
	Cielo S.A. (Brazil)	979,995	6,801,159
		Total Information Technology	40,982,896
	TOTAL COMMON STOCK – (Identified cost $677,300,901)		1,129,133,225
SHORT-TERM INVESTMENTS – (10.28%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 1.08%, 10/02/17, dated 09/29/17, repurchase value of $21,711,954 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 11/15/17-10/01/47, total market value $22,144,200)	$21,710,000	21,710,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 1.05%, 10/02/17, dated 09/29/17, repurchase value of $12,314,077 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.307%-4.50%, 02/01/27-07/01/47, total market value $12,559,260)	12,313,000	12,313,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 1.08%, 10/02/17, dated 09/29/17, repurchase value of $69,478,252 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.941%-5.50%, 03/01/20-09/20/47, total market value $70,861,440)	69,472,000	69,472,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 1.10%, 10/02/17, dated 09/29/17, repurchase value of $26,054,388 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 1.50%-5.00%, 09/20/21-10/01/47, total market value $26,573,040)	26,052,000	26,052,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $129,547,000)		129,547,000
	Total Investments – (99.88%) – (Identified cost $806,847,901) – (a)		1,258,680,225
	Other Assets Less Liabilities – (0.12%)		1,467,494
	Net Assets – (100.00%)		$1,260,147,719

ADR: American Depositary Receipt

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purposes is $806,847,636. At September 30, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation		$452,971,828
	Unrealized depreciation		(1,139,239)
	Net unrealized appreciation		$451,832,589

Please refer to "Notes to Schedule of Investments" on page 17 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND	September 30, 2017 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (70.52%)
CONSUMER DISCRETIONARY – (2.79%)
Retailing – (2.79%)
Amazon.com, Inc. *	5,761	$5,538,337
	Total Consumer Discretionary	5,538,337
ENERGY – (10.48%)
Apache Corp.	105,930	4,851,594
Encana Corp. (Canada)	277,468	3,268,573
EQT Midstream Partners L.P.	89,419	6,703,742
Occidental Petroleum Corp.	93,350	5,994,004
	Total Energy	20,817,913
FINANCIALS – (20.85%)
Banks – (6.33%)
JPMorgan Chase & Co.	33,973	3,244,761
U.S. Bancorp	59,715	3,200,127
Wells Fargo & Co.	111,008	6,122,091
		12,566,979
Diversified Financials – (14.52%)
Capital Markets – (3.24%)
Bank of New York Mellon Corp.	121,240	6,428,145
Consumer Finance – (6.73%)
American Express Co.	75,355	6,816,613
Capital One Financial Corp.	77,331	6,546,843
		13,363,456
Diversified Financial Services – (4.55%)
Berkshire Hathaway Inc., Class B *	49,306	9,038,776
		28,830,377
	Total Financials	41,397,356
HEALTH CARE – (8.46%)
Health Care Equipment & Services – (3.66%)
Aetna Inc.	35,250	5,605,103
UnitedHealth Group Inc.	8,513	1,667,271
		7,272,374
Pharmaceuticals, Biotechnology & Life Sciences – (4.80%)
Novartis AG, ADR (Switzerland)	49,690	4,265,886
Roche Holding AG - Genusschein (Switzerland)	20,615	5,262,589
		9,528,475
	Total Health Care	16,800,849
INDUSTRIALS – (8.76%)
Capital Goods – (8.76%)
Johnson Controls International PLC	85,407	3,441,048
Safran S.A. (France)	71,170	7,270,974
United Technologies Corp.	57,559	6,681,449
	Total Industrials	17,393,471
INFORMATION TECHNOLOGY – (12.14%)
Semiconductors & Semiconductor Equipment – (4.93%)
Applied Materials, Inc.	105,258	5,482,889
Texas Instruments Inc.	48,073	4,309,264
		9,792,153

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	September 30, 2017 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Software & Services – (7.21%)
Alphabet Inc., Class C *	5,286	$5,069,855
Facebook Inc., Class A *	30,267	5,171,722
Microsoft Corp.	54,551	4,063,504
		14,305,081
	Total Information Technology	24,097,234
MATERIALS – (7.04%)
LafargeHolcim Ltd. (Switzerland)	119,500	6,976,406
Monsanto Co.	20,585	2,466,495
Praxair, Inc.	32,401	4,527,716
	Total Materials	13,970,617
TOTAL COMMON STOCK – (Identified cost $113,557,555)		140,015,777
INSTITUTIONAL PREFERRED – (2.04%)
FINANCIALS – (2.04%)
Diversified Financials – (2.04%)
Capital Markets – (2.04%)
Bank of New York Mellon Corp., Series E, 4.95%, Jr. Sub. Deb. (a)	3,902,000	4,055,641
TOTAL INSTITUTIONAL PREFERRED – (Identified cost $3,969,642)		4,055,641
ASSET-BACKED – (1.07%)
Avis Budget Rental Car Funding (AESOP) LLC, Series 2012-3A, Class A, 144A, 2.10%, 03/20/19 (b)	$2,118,000	2,119,749
TOTAL ASSET-BACKED – (Identified cost $2,119,351)		2,119,749
CORPORATE BONDS – (11.47%)
FINANCIALS – (5.80%)
Diversified Financials – (5.80%)
Capital Markets – (1.51%)
Goldman Sachs Group, Inc., Sr. Notes, 2.4725% (3 month LIBOR + 116), 04/23/20 (c)	2,960,000	3,008,859
Consumer Finance – (3.26%)
Capital One N.A., Sr. Notes, 2.1319% (3 month LIBOR + 82), 08/08/22 (c)	2,800,000	2,791,703
General Motors Financial Co., Inc., Sr. Notes, 2.8636% (3 month LIBOR + 156), 01/15/20 (c)	3,600,000	3,672,941
		6,464,644
Mortgage Real Estate Investment Trusts (REITs) – (1.03%)
Thornburg Mortgage, Inc., Sr. Notes, 8.00%, 05/15/13 (d)	10,210,000	2,042,388
	Total Financials	11,515,891
INDUSTRIALS – (0.55%)
Transportation – (0.55%)
Burlington Northern and Santa Fe Railway Co. 2004-1 Pass-Through Trust, 4.575%, 01/15/21	1,059,029	1,094,109
	Total Industrials	1,094,109
INFORMATION TECHNOLOGY – (1.86%)
Software & Services – (1.86%)
Oracle Corp., Sr. Notes, 1.90%, 09/15/21	3,725,000	3,699,918
	Total Information Technology	3,699,918

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	September 30, 2017 (Unaudited)

	Principal	Value
CORPORATE BONDS – (CONTINUED)
MATERIALS – (1.26%)
Allegheny Technologies, Inc., Sr. Notes, 5.95%, 01/15/21	$2,429,000	$2,489,725
	Total Materials	2,489,725
TELECOMMUNICATION SERVICES – (2.00%)
Verizon Communications Inc., Sr. Notes, 4.50%, 09/15/20	3,700,000	3,972,236
	Total Telecommunication Services	3,972,236
TOTAL CORPORATE BONDS – (Identified cost $28,238,610)		22,771,879
MORTGAGES – (8.91%)
Fannie Mae, 4.50%, 10/01/33, Pool No. AL8809	2,187,642	2,396,616
Freddie Mac, 5.00%, 06/01/44, Pool No. G60660	2,869,958	3,163,437
Freddie Mac Multifamily Structured Pass-Through, 3.13%, 06/25/21	3,553,000	3,673,340
Ginnie Mae, Series 2009-31, 4.50%, 06/20/38	2,038,894	2,093,807
Ginnie Mae, Series 2017-H06, 1.927% (12 month LIBOR + 22), 02/20/67 (c)	3,471,580	3,456,899
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A2, 2.4751%, 08/15/49	2,913,000	2,918,331
TOTAL MORTGAGES – (Identified cost $17,852,233)		17,702,430
U.S. GOVERNMENT & AGENCIES – (3.98%)
Federal Home Loan Bank, 1.25%, 06/08/18	2,000,000	1,999,552
U.S. Treasury Note/Bond, 0.625%, 06/30/18	2,990,000	2,975,517
U.S. Treasury Note/Bond, 1.125%, 06/30/21	2,990,000	2,920,857
TOTAL U.S. GOVERNMENT & AGENCIES – (Identified cost $7,999,337)		7,895,926
SHORT-TERM INVESTMENTS – (1.98%)
INTL FCStone Financial Inc. Joint Repurchase Agreement, 1.08%, 10/02/17, dated 09/29/17, repurchase value of $658,059 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 11/15/17-10/01/47, total market value $671,160)	658,000	658,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 1.05%, 10/02/17, dated 09/29/17, repurchase value of $373,033 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.307%-4.50%, 02/01/27-07/01/47, total market value $380,460)	373,000	373,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 1.08%, 10/02/17, dated 09/29/17, repurchase value of $2,104,189 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-4.00%, 11/01/28-06/01/47, total market value $2,146,080)	2,104,000	2,104,000
SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 1.10%, 10/02/17, dated 09/29/17, repurchase value of $789,072 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.851%-4.00%, 11/01/24-09/01/47, total market value $804,780)	789,000	789,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $3,924,000)		3,924,000

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	September 30, 2017 (Unaudited)

	Total Investments – (99.97%) – (Identified cost $177,660,728) – (e)	$198,485,402
	Other Assets Less Liabilities – (0.03%)	58,855
	Net Assets – (100.00%)	$198,544,257

ADR: American Depositary Receipt

*	Non-income producing security.

(a)	Security is perpetual in nature with no stated maturity date; the interest rate is fixed until June 20, 2020.

(b)
This security is subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations. This security amounted to $2,119,749 or 1.07% of the Fund's net assets as of September 30, 2017.

(c)	The interest rates on floating rate securities, shown as of September 30, 2017, may change daily or less frequently and are based on a published reference rate and basis point spread.

(d)
This security is in default and is not accruing income. The interest rate shown is the original, contractual interest rate. The Fund may hold securities in default, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently default. As of September 30, 2017, the value of defaulted securities amounted to $2,042,388 (cost: $7,650,174) or 1.03% of the Fund's net assets.

(e)	Aggregate cost for federal income tax purposes is $177,966,968. At September 30, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$29,073,406
	Unrealized depreciation	(8,554,972)
	Net unrealized appreciation	$20,518,434

Please refer to "Notes to Schedule of Investments" on page 17 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND	September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCK – (96.19%)
INFORMATION TECHNOLOGY – (2.05%)
Software & Services – (2.05%)
InterXion Holding N.V. (Netherlands)*	82,511	$4,202,285
Total Information Technology		4,202,285
REAL ESTATE – (94.14%)
Equity Real Estate Investment Trusts (REITs) – (94.14%)
Diversified REITs – (2.34%)
Forest City Realty Trust Inc., Class A	188,439	4,807,079
Health Care REITs – (4.75%)
Ventas, Inc.	52,320	3,407,602
Welltower Inc.	90,029	6,327,238
		9,734,840
Hotel & Resort REITs – (1.70%)
Host Hotels & Resorts Inc.	189,081	3,496,108
Industrial REITs – (13.24%)
DCT Industrial Trust Inc.	71,850	4,161,552
EastGroup Properties, Inc.	35,546	3,132,314
First Industrial Realty Trust, Inc.	144,230	4,339,881
Prologis, Inc.	96,320	6,112,467
Rexford Industrial Realty, Inc.	113,028	3,234,861
Terreno Realty Corp.	170,189	6,157,438
		27,138,513
Office REITs – (15.94%)
Alexandria Real Estate Equities, Inc.	37,963	4,516,458
Boston Properties, Inc.	43,846	5,387,796
Cousins Properties, Inc.	467,086	4,362,583
Great Portland Estates PLC (United Kingdom)	532,000	4,355,695
Hudson Pacific Properties Inc.	121,200	4,063,836
JBG SMITH Properties *	30,128	1,030,679
SL Green Realty Corp.	42,640	4,320,285
Vornado Realty Trust	60,257	4,632,558
		32,669,890
Residential REITs – (16.17%)
American Campus Communities, Inc.	104,071	4,594,735
Apartment Investment & Management Co., Class A	74,042	3,247,482
AvalonBay Communities, Inc.	33,128	5,910,698
Camden Property Trust	44,935	4,109,306
Equity Residential	68,265	4,500,711
Essex Property Trust, Inc.	27,394	6,958,898
Mid-America Apartment Communities, Inc.	35,762	3,822,242
		33,144,072
Retail REITs – (21.74%)
Acadia Realty Trust	219,471	6,281,260
Brixmor Property Group, Inc.	54,410	1,022,908
Cedar Realty Trust Inc.	200,462	1,126,596
DDR Corp.	90,730	831,087
Federal Realty Investment Trust	29,939	3,718,723
GGP Inc.	227,217	4,719,297
Kimco Realty Corp.	165,820	3,241,781

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND - (CONTINUED)	September 30, 2017 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
REAL ESTATE – (CONTINUED)
Equity Real Estate Investment Trusts (REITs) – (Continued)
Retail REITs – (Continued)
Kite Realty Group Trust	50,484	$1,022,301
Ramco-Gershenson Properties Trust	74,500	969,245
Regency Centers Corp.	64,800	4,020,192
Retail Opportunity Investments Corp.	231,064	4,392,527
Simon Property Group, Inc.	82,076	13,215,057
		44,560,974
Specialized REITs – (18.26%)
CatchMark Timber Trust Inc., Class A	577,676	7,284,494
Crown Castle International Corp.	30,845	3,083,883
CubeSmart	133,770	3,472,669
CyrusOne Inc.	77,108	4,543,974
Extra Space Storage Inc.	38,987	3,115,841
Life Storage, Inc.	47,570	3,891,702
Public Storage	33,141	7,091,843
Weyerhaeuser Co.	145,720	4,958,852
		37,443,258
	Total Real Estate	192,994,734
TOTAL COMMON STOCK – (Identified cost $181,762,863)		197,197,019
PREFERRED STOCK – (0.35%)
REAL ESTATE – (0.35%)
Equity Real Estate Investment Trusts (REITs) – (0.35%)
Retail REITs – (0.35%)
CBL & Associates Properties, Inc., Series D, 7.375%, Cum. Pfd.	21,415	523,383
CBL & Associates Properties, Inc., Series E, 6.625%, Cum. Pfd.	7,713	189,508
	Total Real Estate	712,891
TOTAL PREFERRED STOCK – (Identified cost $690,969)		712,891
SHORT-TERM INVESTMENTS – (2.98%)
INTL FCStone Financial Inc. Joint Repurchase Agreement, 1.08%, 10/02/17, dated 09/29/17, repurchase value of $1,024,092 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 11/15/17-10/01/47, total market value $1,044,480)	$1,024,000	1,024,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 1.05%, 10/02/17, dated 09/29/17, repurchase value of $580,051 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.307%-4.50%, 02/01/27-07/01/47, total market value $591,600)	580,000	580,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 1.08%, 10/02/17, dated 09/29/17, repurchase value of $3,276,295 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-4.50%, 10/01/32-08/01/47, total market value $3,341,520)	3,276,000	3,276,000

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND - (CONTINUED)	September 30, 2017 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (CONTINUED)
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 1.10%, 10/02/17, dated 09/29/17, repurchase value of $1,228,113 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.71%-4.00%, 04/01/25-09/01/47, total market value $1,252,560)	$1,228,000	$1,228,000
		TOTAL SHORT-TERM INVESTMENTS – (Identified cost $6,108,000)	6,108,000
		Total Investments – (99.52%) – (Identified cost $188,561,832) – (a)	204,017,910
		Other Assets Less Liabilities – (0.48%)	987,384
		Net Assets – (100.00%)	$205,005,294

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purposes is $188,602,297. At September 30, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
		Unrealized appreciation	$23,803,057
		Unrealized depreciation	(8,387,444)
		Net unrealized appreciation	$15,415,613

Please refer to "Notes to Schedule of Investments" on page 17 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Notes to Schedule of Investments
September 30, 2017 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Fixed income securities with more than 60 days to maturity are generally valued using evaluated prices or matrix pricing methods determined by an independent pricing service which takes into consideration factors such as yield, maturity, liquidity, ratings, and traded prices in identical or similar securities. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Adviser"), the Funds' investment adviser, identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds' Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Funds' Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation methods used by the Funds may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals, and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. For Davis Government Money Market Fund, in compliance with Rule 2a-7 of the Investment Company Act of 1940 ("1940 Act"), securities are valued at amortized cost, which approximates market value.

The Funds' valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security. Money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

DAVIS SERIES, INC.	Notes to Schedule of Investments – (Continued)
September 30, 2017 (Unaudited)

Security Valuation – (Continued)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of September 30, 2017 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund
Valuation inputs
Level 1 – Quoted Prices:
Equity securities:
Consumer Discretionary	$107,293,324	$–	$–	$–	$5,538,337	$–
Energy	101,213,459	–	–	–	20,817,913	–
Financials	96,146,489	–	–	1,087,850,953	41,397,356	–
Health Care	48,956,476	–	–	–	16,800,849	–
Industrials	79,598,453	–	–	299,376	17,393,471	–
Information Technology	127,497,071	–	–	40,982,896	24,097,234	4,202,285
Materials	9,829,908	–	–	–	13,970,617	–
Real Estate	–	–	–	–	–	193,707,625
Total Level 1	570,535,180	–	–	1,129,133,225	140,015,777	197,909,910
Level 2 – Other Significant
Observable Inputs:
Equity securities:
Financials	–	–	–	–	4,055,641	–
Debt securities issued by U.S. Treasuries and U.S. Government corporations and agencies:
Long-term	–	29,199,139	–	–	25,598,356	–
Short-term	–	–	134,394,996	–	–	–
Asset-backed securities	–	–	–	–	2,119,749	–
Corporate debt securities	–	–	–	–	22,771,879	–
Short-term securities	32,392,000	6,169,000	75,861,000	129,547,000	3,924,000	6,108,000
Total Level 2	32,392,000	35,368,139	210,255,996	129,547,000	58,469,625	6,108,000
Level 3 – Significant Unobservable
Inputs:
Equity securities:
Consumer Discretionary	47,806,633	–	–	–	–	–
Information Technology	112,692	–	–	–	–	–
Total Level 3	47,919,325	–	–	–	–	–
Total Investments	$650,846,505	$35,368,139	$210,255,996	$1,258,680,225	$198,485,402	$204,017,910

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the nine months ended September 30, 2017.

DAVIS SERIES, INC.	Notes to Schedule of Investments – (Continued)
September 30, 2017 (Unaudited)

Security Valuation – (Continued)

Fair Value Measurements - (Continued)

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the nine months ended September 30, 2017:

Davis Opportunity Fund
Investment Securities:
Beginning balance	$44,027,368
Cost of purchases	10,478,016
Net change in unrealized appreciation (depreciation)	4,994,765
Net realized gain	3,325,378
Proceeds from sales	(14,906,202)
Ending balance	$47,919,325

Net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at September 30, 2017	$7,393,936

There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

Assets Table
						Impact to
	Investments	Fair Value at	Valuation	Unobservable		Valuation from
Fund	at Value	September 30, 2017	Technique	Input(s)	Amount(s)	an Increase in Input
Davis Opportunity Fund	Common Stock	$112,692	Discounted Cash Flow	Annualized Yield	2.429%	Decrease

Davis Opportunity Fund	Preferred Stock	23,877,070	Market Approach	Transaction Price	$50.9321	Increase

Davis Opportunity Fund	Preferred Stock	23,929,563	Market Approach	Transaction Price	$5.5419	Increase
		$47,919,325

The significant unobservable inputs listed in the above table are used in the fair value measurement of equity securities, and if changed, would affect the fair value of the Funds' investments. The transaction price inputs are attributable to private securities and include assumptions made from private transactions. The "Impact to Valuation" represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.

ITEM 2. CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS SERIES, INC.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: November 27, 2017

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer and Principal Accounting Officer

Date: November 27, 2017